EQUITY - Share capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions			11 Months Ended	12 Months Ended
	Apr. 17, 2023 CAD ($) shares	Apr. 17, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
Shares issued
Number of shares issued	4,850,000	4,850,000
Share price per share | $ / shares		$ 4.55
Net proceeds	$ 29,600	$ 22		$ 29,565	$ 3,987
Company incurred underwriter fees equal to gross proceeds	6.00%	6.00%
At the Market Equity Offering
Shares issued
Shares issued from offering				0
Number of shares issued			502,082		502,082
Share price per share | $ / shares			$ 7.94
Net proceeds | $			$ 3,887
Gross proceeds from public offering | $			3,987
Commissions | $			$ 100
Authorized share capital
Share capital
Par value | $ / shares			$ 0	$ 0	$ 0
Shares issued
Balance at the beginning (in shares)				55,873,898	55,118,316
Shares issued from offering				4,850,000	502,082
Options exercised				180,000	253,500
Balance at the end (in shares)			55,873,898	60,903,898	55,873,898